Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of group's operating segment
	For the years ended December 31,
	2018	2019	2020
	$	$	$
PRC	4,282	1,701	428
Outside PRC:
United States	15,663	21,746	13,495
India	96,550	69,646	5,437
Rest of the world	11,925	5,865	7,391
Total net revenue	128,420	98,958	26,751